Loans, Net - Additional Information (Detail) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Pledged loans, collateral for FHLB advances	$ 376,400,000			$ 376,400,000		$ 358,200,000	$ 329,200,000
Unfunded commitments to related parties	142,742,000			142,742,000		134,627,000	108,599,000
Executive Officers and Directors
Accounts Notes And Loans Receivable [Line Items]
Unfunded commitments to related parties	0			0		0	30,000
Consumer Mortgage Loans
Accounts Notes And Loans Receivable [Line Items]
Recorded mortgage loans in process of foreclosure	0			0		0	269,000
SBA Loans | Director
Accounts Notes And Loans Receivable [Line Items]
Servicing loans sold		$ 1,500,000
Realized gains on servicing loans sold		$ 0
SBA Loans | Third Party
Accounts Notes And Loans Receivable [Line Items]
Servicing loans sold	19,000,000		$ 16,900,000	49,000,000	$ 52,300,000	70,300,000	46,300,000
Realized gains on servicing loans sold	$ 1,400,000		$ 1,400,000	$ 3,900,000	$ 4,700,000	$ 5,700,000	$ 4,400,000